Shareholders' Equity - Additional Information (Detail) $ / shares in Units, $ in Thousands			1 Months Ended		12 Months Ended
	Nov. 22, 2021 USD ($) Year	Oct. 12, 2021 USD ($) Year $ / shares shares	Nov. 22, 2021 USD ($)	Sep. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Sep. 30, 2020 SFr / shares shares	Apr. 30, 2020 SFr / shares shares
Disclosure of classes of share capital [Line Items]
Share capital					$ 6,489	$ 4,574
Nominal value per share of non-voting shares | $ / shares					$ 0.0769
Share issue related cost						$ 2,043	$ 130
Issuance of shares | shares				2,320,266				2,320,266	3,308,396
Par value per share | SFr / shares								SFr 0.0769	SFr 0.0769
Proceeds from the exercise of warrants					$ 22,117
Warrants Issued from Securities Purchase Agreement with JGB Management, Inc. [Member]
Disclosure of classes of share capital [Line Items]
Risk-free interest rate	0.95%
Expected term | Year	3
Implied volatility	98.20%
Warrants, fair value	$ 1,800		$ 1,800
Decrease in fair value of warrants			$ 800
Warrants Issued from Securities Purchase Agreement with JGB Management, Inc. [Member] | Tranche one [Member]
Disclosure of classes of share capital [Line Items]
Warrants Exercise Price Per Share | $ / shares		$ 3.67
Number of warrants issued | shares		1,634,877
Transaction fees of warrant liability		$ 200
Warrants Issued from Securities Purchase Agreement with JGB Management, Inc. [Member] | Tranche one [Member] | Level 2 of Fair Value Hierarchy [Member]
Disclosure of classes of share capital [Line Items]
Risk-free interest rate		0.64%
Expected term | Year		3
Implied volatility		98.50%
Warrants, fair value		$ 2,600
2013 Equity Incentive Plan [Member]
Disclosure of classes of share capital [Line Items]
Nominal value per share of non-voting shares | $ / shares					$ 0.0769
Issuance of shares | shares					0	168,641
Treasury Shares [Member]
Disclosure of classes of share capital [Line Items]
Number of shares issued | shares					5,265,203	3,608,291
Common shares [Member]
Disclosure of classes of share capital [Line Items]
Share capital					$ 6,500	$ 4,600
Number of shares issued and fully paid | shares					79,955,268	57,552,578	44,423,448
ATM [Member] | Treasury Shares [Member]
Disclosure of classes of share capital [Line Items]
Number of shares issued | shares					15,933,420	5,995,897
Share price | $ / shares					$ 3.28	$ 2.82
Proceeds from sale of treasury shares					$ 53,700	$ 16,900
Share issue related cost					$ 2,000	$ 500
Number of warrants exercised | shares					6,448,240
Warrants Exercise Price Per Share | $ / shares					$ 3.43
Proceeds from the exercise of warrants					$ 22,100
IPO [Member]
Disclosure of classes of share capital [Line Items]
Proceeds from issue of common shares				$ 20,000
Number of purchase warrants exercised | shares						0
IPO [Member] | Underwritten public offering [Member]
Disclosure of classes of share capital [Line Items]
Number of shares issued | shares				6,448,240				6,448,240
Share price | $ / shares				$ 2.869
Warrant to purchase common share, exercise price | $ / shares				$ 3.43
IPO [Member] | Concurrent private placement [Member]
Disclosure of classes of share capital [Line Items]
Number of shares issued | shares				516,352				516,352
Share price | $ / shares				$ 2.905
Warrant to purchase common share, exercise price | $ / shares				$ 3.43
Proceeds from issue of common shares				$ 1,500